Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
4.  Financial Instruments

Fair Value Measurements

The accounting guidance for fair value measurements provided a framework for measuring fair value and expands related disclosures. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The guidance also established a hierarchy which requires an entity to maximize the use of observable inputs, when available.  The guidance requires fair value measurement be classified and disclosed in one of the following three categories:

Level 1: Valuations based on quoted prices in active markets for identical assets and liabilities.  The fair value of available-for-sale securities included in the level 1 category is based on quoted prices that are readily and regularly available in an active market.

Level 2: Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly. The fair value of available-for-sale securities included in the Level 2 category is based upon quoted prices in markets that are not active and incorporate available trade, bid and other market information.

Level 3: Valuations based on inputs that are unobservable and involve management judgment and the reporting entity's own assumptions about market participants and pricing.

The fair value of financial assets and liabilities measured on a recurring basis is as follows (in thousands):

		Fair Value Measurement as Reporting Date Using
		Quoted Prices in Active Markets	Significant Other	Significant
		for Identical Assets or Liabilities	Observable Inputs	Unobservable Inputs
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$89	$89	$-	$-
Certificate of deposit	2,988	2,988	-	-
Marketable securities	6,161	-	6,161	-
Total	$9,238	$3,077	$6,161	$-

		Fair Value Measurement as Reporting Date Using
		Quoted Prices in Active Markets	Significant Other	Significant
		for Identical Assets or Liabilities	Observable Inputs	Unobservable Inputs
	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$1	$1	$-	$-
Certificate of deposit	1,494	1,494	-	-
Marketable securities	16,997	-	16,997	-
Total	$18,492	$1,495	$16,997	$-

Investments

As of December 31, 2011, the Company's securities consisted of debt securities and were designated as available-for-sale. Available-for-sale securities are carried at fair value, based on quoted market prices or prices quoted in markets that are not active, with unrealized gains and losses reported in a separate component of stockholders' equity.  The amortized cost of debt securities is adjusted for the amortization of premiums and the accretion of discounts to maturity, both of which are included in interest income.  Realized gains and losses are recorded on the specific identification method.

The fair value of available-for-sale investments is as follows (in thousands):

	December 31, 2011
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value

Certificate of deposit	$2,988	$-	$-	$2,988
Corporate bonds and notes	434	-	-	434
Municipal bonds	2,083	4	-	2,087
US treasury and government agencies securities	3,635	5	-	3,640
Total short and long-term available-for-sale investments	$9,140	$9	$-	$9,149

Contractual maturity dates for investments:
Less than one year				9,043
One to two years				106
				$9,149

	December 31, 2010
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value

Certificate of deposit	$1,494	$-	$-	$1,494
Corporate bonds and notes	3,879	2	(1)	3,880
Municipal bonds	1,988	-	(7)	1,981
US treasury and government agencies securities	11,136	11	(11)	11,136
Total short and long-term available-for-sale investments	$18,497	$13	$(19)	$18,491

Contractual maturity dates for investments:
Less than one year				11,145
One to two years				7,346
				$18,491

The following tables show the gross unrealized losses and fair value for investments in an unrealized loss position as of December 31, 2010, aggregated by investment category and the length of time that individual securities have been in a continuous loss position (in thousands):

	December 31, 2010
	Less than 12 Months		12 months or Greater		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate bonds and notes	$1,620	$(1)	$-	$-	$1,620	$(1)
Municipal Bonds	1,877	(7)	-	-	1,877	(7)
US treasury and government agencies securities	3,915	(11)	-	-	3,915	(11)
Total	$7,412	$(19)	$-	$-	$7,412	$(19)

As of December 31, 2011, the Company had an aggregate unrealized loss of less than $1,000.

The Company reviews its available for sale investments for impairment at the end of each period.  Investments in debt securities, which make up the majority of the Company's investments, are considered impaired when the fair value of the debt security is below its amortized cost. If an impairment exists and the Company determines it has intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis, an other-than-temporary impairment loss is recognized in earnings to write the debt security down to its fair value. However, even if the Company does not expect to sell the debt security, it must evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recognized in other comprehensive loss. The Company did not record any other-than-temporary write-downs in the accompanying financial statements.